Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 SunEdison [Member]	Feb. 01, 2011 SunEdison [Member]	Nov. 20, 2009 SunEdison [Member]	Feb. 01, 2011 Level 1 [Member] SunEdison [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Suntech Warrant [Member]	Dec. 31, 2010 Suntech Warrant [Member]	Dec. 31, 2011 Gintech [Member] Maximum [Member]	Dec. 31, 2011 Forward Contracts [Member]	Dec. 31, 2010 Forward Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment Owned, Percent of Common Stock													10.00%
Derivative Asset, Notional Amount											$ 205.8	$ 205.8
Assets, Fair Value Disclosure														1.2
Liabilities, Fair Value Disclosure															7.0
Business acquisition, contingent consideration	90.8		80.2		(77.0)
Contingent consideration paid in cash				55.7		55.7
Contingent Consideration Common Stock Issued				2.1		2.1
Fair Value, Level 1 to level 2 Transfers, Amount	0	0
Fair Value, Level 2 to level 1 Transfers, Amount		0	80.2
Debt Instrument, Fair Value Disclosure							$ 1,926.8	$ 682.7	$ 1,333.6	$ 510.4